Fair values of financial instruments carried at fair value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets

Financial instruments carried at fair value and bases of valuation
	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	180,423	65,757	2,662	248,842	167,980	61,511	2,499	231,990
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	17,937	17,629	14,238	49,804	19,711	14,365	11,477	45,553
Derivatives	2,783	191,621	2,478	196,882	2,602	302,454	2,670	307,726
Financial investments	247,745	97,838	3,389	348,972	303,654	94,746	3,654	402,054
Liabilities
Trading liabilities	63,437	20,682	785	84,904	53,290	21,814	162	75,266
Financial liabilities designated at fair value	1,379	136,243	7,880	145,502	1,267	150,866	5,306	157,439
Derivatives	1,686	186,290	3,088	191,064	1,788	297,025	4,188	303,001

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2021
Transfers from Level 1 to Level 2	8,477	6,553	1,277	103	181	—	212
Transfers from Level 2 to Level 1	6,007	4,132	768	—	638	—	—
At 31 Dec 2020
Transfers from Level 1 to Level 2	4,514	3,891	245	—	155	7,414	—
Transfers from Level 2 to Level 1	7,764	5,517	328	1	433	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	544	2	13,732	—	14,278	9	—	—	9
Asset-backed securities	1,008	132	1	—	1,141	—	—	—	—
Structured notes	—	—	—	—	—	—	7,879	—	7,879
Derivatives with monolines	—	—	—	—	—	—	—	—	—
Other derivatives	—	—	—	2,478	2,478	—	—	3,088	3,088
Other portfolios	1,837	2,528	505	—	4,870	776	1	—	777
At 31 Dec 2021	3,389	2,662	14,238	2,478	22,767	785	7,880	3,088	11,753

Private equity including strategic investments	930	4	10,971	—	11,905	4	—	—	4
Asset-backed securities	1,286	523	25	—	1,834	—	—	—	—
Structured notes	—	—	—	—	—	29	5,301	—	5,330
Derivatives with monolines	—	—	—	68	68	—	—	—	—
Other derivatives	—	—	—	2,602	2,602	—	—	4,187	4,187
Other portfolios	1,438	1,972	481	—	3,891	129	5	1	135
At 31 Dec 2020	3,654	2,499	11,477	2,670	20,300	162	5,306	4,188	9,656

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	(10)	(378)	1,753	2,237	16	(836)	2,583
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(378)	—	2,237	16	—	2,583
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,753	—	—	(836)	—
– gains less losses from financial investments at fair value through other comprehensive income	(10)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(521)	(18)	(285)	(27)	(8)	(61)	(26)
– financial investments: fair value gains	(428)	—	—	—	—	—	—
– exchange differences	(93)	(18)	(285)	(27)	(8)	(61)	(26)
Purchases	1,025	1,988	3,692	—	1,014	1	—
New issuances	—	—	—	—	35	5,969	—
Sales	(580)	(473)	(1,216)	—	(4)	(27)	—
Settlements	(336)	(747)	(1,049)	(2,347)	(681)	(2,922)	(3,962)
Transfers out	(383)	(1,027)	(184)	(418)	(7)	(704)	(734)
Transfers in	540	818	50	363	258	1,154	1,039
At 31 Dec 2021	3,389	2,662	14,238	2,478	785	7,880	3,088
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(309)	1,509	1,298	—	166	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(309)	—	1,298	—	—	(969)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,509	—	—	166	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss	17	(6)	504	2,281	307	(59)	3,398
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(6)	—	2,281	307	—	3,398
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	504	—	—	(59)	—
– gains less losses from financial investments at fair value through other comprehensive income	17	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	394	115	286	143	17	204	169
– financial investments: fair value gains	270	—	—	—	—	—	—
– exchange differences	124	115	286	143	17	204	169
Purchases	671	687	3,701	—	66	—	—
New issuances	—	—	1	—	6	1,876	—
Sales	(674)	(1,579)	(2,042)	—	(260)	—	—
Settlements	(530)	(1,122)	(435)	(1,542)	(26)	(1,531)	(1,462)
Transfers out	(101)	(1,790)	(140)	(565)	(9)	(777)	(528)
Transfers in	659	1,215	126	217	8	577	309
At 31 Dec 2020	3,654	2,499	11,477	2,670	162	5,306	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(32)	412	707	1	(91)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(32)	—	707	1	—	(1,621)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	412	—	—	(91)	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2021	2020
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	2,811	4,698
– designated and otherwise mandatorily measured at fair value through profit or loss	51,408	65,253
Liabilities at 31 Dec
– designated at fair value	32,418	25,664
– derivatives	1,220	3,060

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2021
Assets
Loans and advances to banks	83,136	—	82,220	1,073	83,293
Loans and advances to customers	1,045,814	—	10,287	1,034,288	1,044,575
Reverse repurchase agreements – non-trading	241,648	—	241,531	121	241,652
Financial investments – at amortised cost	97,302	38,722	63,022	523	102,267
Liabilities
Deposits by banks	101,152	—	101,149	—	101,149
Customer accounts	1,710,574	—	1,710,733	—	1,710,733
Repurchase agreements – non-trading	126,670	—	126,670	—	126,670
Debt securities in issue	78,557	—	78,754	489	79,243
Subordinated liabilities	20,487	—	26,206	—	26,206

At 31 Dec 2020
Assets
Loans and advances to banks	81,616	—	80,457	1,339	81,796
Loans and advances to customers	1,037,987	—	9,888	1,025,573	1,035,461
Reverse repurchase agreements – non-trading	230,628	—	230,330	272	230,602
Financial investments – at amortised cost	88,639	28,722	67,572	507	96,801
Liabilities
Deposits by banks	82,080	—	81,996	—	81,996
Customer accounts	1,642,780	—	1,642,988	143	1,643,131
Repurchase agreements – non-trading	111,901	3	111,898	—	111,901
Debt securities in issue	95,492	—	96,371	657	97,028
Subordinated liabilities	21,951	—	28,552	—	28,552

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2021		2020
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	25,108	25,671	10,443	10,702
Financial investments – at amortised cost	26,194	26,176	17,485	17,521
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	111	111	330	330
Debt securities in issue	67,483	69,719	64,029	67,706
Subordinated liabilities	17,059	21,066	17,916	22,431
1    Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).

Disclosure of fair value measurement of liabilities

Financial instruments carried at fair value and bases of valuation
	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	180,423	65,757	2,662	248,842	167,980	61,511	2,499	231,990
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	17,937	17,629	14,238	49,804	19,711	14,365	11,477	45,553
Derivatives	2,783	191,621	2,478	196,882	2,602	302,454	2,670	307,726
Financial investments	247,745	97,838	3,389	348,972	303,654	94,746	3,654	402,054
Liabilities
Trading liabilities	63,437	20,682	785	84,904	53,290	21,814	162	75,266
Financial liabilities designated at fair value	1,379	136,243	7,880	145,502	1,267	150,866	5,306	157,439
Derivatives	1,686	186,290	3,088	191,064	1,788	297,025	4,188	303,001

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2021
Transfers from Level 1 to Level 2	8,477	6,553	1,277	103	181	—	212
Transfers from Level 2 to Level 1	6,007	4,132	768	—	638	—	—
At 31 Dec 2020
Transfers from Level 1 to Level 2	4,514	3,891	245	—	155	7,414	—
Transfers from Level 2 to Level 1	7,764	5,517	328	1	433	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	544	2	13,732	—	14,278	9	—	—	9
Asset-backed securities	1,008	132	1	—	1,141	—	—	—	—
Structured notes	—	—	—	—	—	—	7,879	—	7,879
Derivatives with monolines	—	—	—	—	—	—	—	—	—
Other derivatives	—	—	—	2,478	2,478	—	—	3,088	3,088
Other portfolios	1,837	2,528	505	—	4,870	776	1	—	777
At 31 Dec 2021	3,389	2,662	14,238	2,478	22,767	785	7,880	3,088	11,753

Private equity including strategic investments	930	4	10,971	—	11,905	4	—	—	4
Asset-backed securities	1,286	523	25	—	1,834	—	—	—	—
Structured notes	—	—	—	—	—	29	5,301	—	5,330
Derivatives with monolines	—	—	—	68	68	—	—	—	—
Other derivatives	—	—	—	2,602	2,602	—	—	4,187	4,187
Other portfolios	1,438	1,972	481	—	3,891	129	5	1	135
At 31 Dec 2020	3,654	2,499	11,477	2,670	20,300	162	5,306	4,188	9,656

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	(10)	(378)	1,753	2,237	16	(836)	2,583
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(378)	—	2,237	16	—	2,583
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,753	—	—	(836)	—
– gains less losses from financial investments at fair value through other comprehensive income	(10)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(521)	(18)	(285)	(27)	(8)	(61)	(26)
– financial investments: fair value gains	(428)	—	—	—	—	—	—
– exchange differences	(93)	(18)	(285)	(27)	(8)	(61)	(26)
Purchases	1,025	1,988	3,692	—	1,014	1	—
New issuances	—	—	—	—	35	5,969	—
Sales	(580)	(473)	(1,216)	—	(4)	(27)	—
Settlements	(336)	(747)	(1,049)	(2,347)	(681)	(2,922)	(3,962)
Transfers out	(383)	(1,027)	(184)	(418)	(7)	(704)	(734)
Transfers in	540	818	50	363	258	1,154	1,039
At 31 Dec 2021	3,389	2,662	14,238	2,478	785	7,880	3,088
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(309)	1,509	1,298	—	166	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(309)	—	1,298	—	—	(969)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,509	—	—	166	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss	17	(6)	504	2,281	307	(59)	3,398
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(6)	—	2,281	307	—	3,398
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	504	—	—	(59)	—
– gains less losses from financial investments at fair value through other comprehensive income	17	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	394	115	286	143	17	204	169
– financial investments: fair value gains	270	—	—	—	—	—	—
– exchange differences	124	115	286	143	17	204	169
Purchases	671	687	3,701	—	66	—	—
New issuances	—	—	1	—	6	1,876	—
Sales	(674)	(1,579)	(2,042)	—	(260)	—	—
Settlements	(530)	(1,122)	(435)	(1,542)	(26)	(1,531)	(1,462)
Transfers out	(101)	(1,790)	(140)	(565)	(9)	(777)	(528)
Transfers in	659	1,215	126	217	8	577	309
At 31 Dec 2020	3,654	2,499	11,477	2,670	162	5,306	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(32)	412	707	1	(91)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(32)	—	707	1	—	(1,621)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	412	—	—	(91)	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2021	2020
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	2,811	4,698
– designated and otherwise mandatorily measured at fair value through profit or loss	51,408	65,253
Liabilities at 31 Dec
– designated at fair value	32,418	25,664
– derivatives	1,220	3,060

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2021
Assets
Loans and advances to banks	83,136	—	82,220	1,073	83,293
Loans and advances to customers	1,045,814	—	10,287	1,034,288	1,044,575
Reverse repurchase agreements – non-trading	241,648	—	241,531	121	241,652
Financial investments – at amortised cost	97,302	38,722	63,022	523	102,267
Liabilities
Deposits by banks	101,152	—	101,149	—	101,149
Customer accounts	1,710,574	—	1,710,733	—	1,710,733
Repurchase agreements – non-trading	126,670	—	126,670	—	126,670
Debt securities in issue	78,557	—	78,754	489	79,243
Subordinated liabilities	20,487	—	26,206	—	26,206

At 31 Dec 2020
Assets
Loans and advances to banks	81,616	—	80,457	1,339	81,796
Loans and advances to customers	1,037,987	—	9,888	1,025,573	1,035,461
Reverse repurchase agreements – non-trading	230,628	—	230,330	272	230,602
Financial investments – at amortised cost	88,639	28,722	67,572	507	96,801
Liabilities
Deposits by banks	82,080	—	81,996	—	81,996
Customer accounts	1,642,780	—	1,642,988	143	1,643,131
Repurchase agreements – non-trading	111,901	3	111,898	—	111,901
Debt securities in issue	95,492	—	96,371	657	97,028
Subordinated liabilities	21,951	—	28,552	—	28,552

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2021		2020
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	25,108	25,671	10,443	10,702
Financial investments – at amortised cost	26,194	26,176	17,485	17,521
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	111	111	330	330
Debt securities in issue	67,483	69,719	64,029	67,706
Subordinated liabilities	17,059	21,066	17,916	22,431
1    Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).

Disclosure of fair value adjustments on financial instruments

Global Banking and Markets fair value adjustments
	2021		2020
	GBM	Corporate Centre	GBM	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	868	42	1,170	28
– bid-offer	412	—	514	—
– uncertainty	66	1	106	1
– credit valuation adjustment	228	35	445	27
– debt valuation adjustment	(92)	—	(120)	—
– funding fair value adjustment	254	6	204	—
– other	—	—	21	—
Model-related	57	—	74	—
– model limitation	57	—	70	—
– other	—	—	4	—
Inception profit (Day 1 P&L reserves)	106	—	104	—
At 31 Dec	1,031	42	1,348	28

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of fair values to reasonably possible alternative assumptions
	2021				2020
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	$m	$m	$m	$m	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	143	(146)	—	—	229	(244)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	849	(868)	—	—	644	(643)	—	—
Financial investments	20	(20)	113	(112)	35	(35)	110	(110)
At 31 Dec	1,012	(1,034)	113	(112)	908	(922)	110	(110)
1 ‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these instruments are risk-managed.
Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2021.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2021		2020
	Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments	14,278	9	See below	See below
Asset-backed securities	1,141	—
– collateralised loan/debt obligation	20	—	Market proxy	Prepayment rate	—	—	0%	9%
			Market proxy	Bid quotes	0	100	0	100
– other ABSs	1,121	—	Market proxy	Bid quotes	0	100	0	101
Structured notes	—	7,879
– equity-linked notes	—	6,565	Model – Option model	Equity volatility	6%	124%	6%	115%
			Model – Option model	Equity correlation	22%	99%	(4)%	88%
– FX-linked notes	—	629	Model – Option model	FX volatility	1%	99%	0%	36%
– other	—	685
Derivatives with monolines	—	—	Model – Discounted cash flow	Credit spread	—	—	2%	2%
Other derivatives	2,478	3,088
– interest rate derivatives	797	990
securitisation swaps	284	595	Model – Discounted cash flow	Prepayment rate	5%	10%	6%	6%
long-dated swaptions	36	73	Model – Option model	IR volatility	15%	35%	6%	28%
other	477	322
– FX derivatives	379	403
FX options	212	270	Model – Option model	FX volatility	1%	99%	0%	43%
other	167	133
– equity derivatives	1,143	1,513
long-dated single stock options	590	895	Model – Option model	Equity volatility	4%	138%	0%	120%
other	553	618
– credit derivatives	159	182
other	159	182
Other portfolios	4,870	777
– repurchase agreements	778	—	Model – Discounted cash flow	IR curve	1%	5%	0%	5%
– other[1]	4,092	777
At 31 Dec 2021	22,767	11,753
1    ‘Other’ includes a range of smaller asset holdings.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 31 December 2021.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2021		2020
	Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments	14,278	9	See below	See below
Asset-backed securities	1,141	—
– collateralised loan/debt obligation	20	—	Market proxy	Prepayment rate	—	—	0%	9%
			Market proxy	Bid quotes	0	100	0	100
– other ABSs	1,121	—	Market proxy	Bid quotes	0	100	0	101
Structured notes	—	7,879
– equity-linked notes	—	6,565	Model – Option model	Equity volatility	6%	124%	6%	115%
			Model – Option model	Equity correlation	22%	99%	(4)%	88%
– FX-linked notes	—	629	Model – Option model	FX volatility	1%	99%	0%	36%
– other	—	685
Derivatives with monolines	—	—	Model – Discounted cash flow	Credit spread	—	—	2%	2%
Other derivatives	2,478	3,088
– interest rate derivatives	797	990
securitisation swaps	284	595	Model – Discounted cash flow	Prepayment rate	5%	10%	6%	6%
long-dated swaptions	36	73	Model – Option model	IR volatility	15%	35%	6%	28%
other	477	322
– FX derivatives	379	403
FX options	212	270	Model – Option model	FX volatility	1%	99%	0%	43%
other	167	133
– equity derivatives	1,143	1,513
long-dated single stock options	590	895	Model – Option model	Equity volatility	4%	138%	0%	120%
other	553	618
– credit derivatives	159	182
other	159	182
Other portfolios	4,870	777
– repurchase agreements	778	—	Model – Discounted cash flow	IR curve	1%	5%	0%	5%
– other[1]	4,092	777
At 31 Dec 2021	22,767	11,753
1    ‘Other’ includes a range of smaller asset holdings.